Note 4 - Schedule of Short Term Borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Loans Payable [Member]
Short-term Debt	€ 1,000		€ 1,000
Debt Instrument, Interest Rate, Stated Percentage	0.70%
Short-term Debt	€ 1,096	€ 2,814